ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income attributable to Taomee Holdings Limited	$ 1,006,457	$ 5,441,260	$ 8,861,867
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	2,228,431	2,142,445	2,252,552
Share of profit in equity investment	432,874	(207,766)	(1,139,650)
Deferred income taxes	(2,762,885)	630,339	424,099
Gain on disposal of short-term investment	(15,043)
Impairment on investment in equity investees	1,400,000	370,407
Changes in assets and liabilities:
Amount due from subsidiaries	(350,068)	(1,499,362)	16,608
Prepayments and other current assets	860,118	(775,819)	(232,860)
Accrued expenses and other current liabilities	(1,465,303)	858,830	160,218
Amounts due to subsidiaries	52,036	280,255	76,613
Net cash provided by operating activities	2,400,610	9,936,712	7,162,215
Investing activities:
Cash paid to acquire equity investees	4,649,967	6,529,154	6,957,520
Purchases of short-term investment		(2,992,343)
Disposal of short-term investment	3,007,386
Net cash used in investing activities	(3,776,813)	(14,771,058)	(7,730,576)
Financing activities:
Issuance cost of ordinary shares			(340,713)
Proceeds from exercise of share options	648,663	1,046,021	275,825
Repurchase of ordinary shares	(10,322,412)	(2,144,386)	(1,681,520)
Net cash used in financing activities	(9,592,241)	(1,098,365)	(1,667,429)
Effect of exchange rate changes on cash and cash equivalents	(108,773)	1,612,811	127,564
Net decrease in cash and cash equivalents	(11,077,217)	(4,319,900)	(2,108,226)
Cash and cash equivalents, beginning of the year	114,250,772	118,570,672	120,678,898
Cash and cash equivalents, end of the year	103,173,555	114,250,772	118,570,672
Parent company
Operating activities:
Net income attributable to Taomee Holdings Limited	1,006,457	5,441,260	8,861,867
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	2,228,431	2,142,445	2,252,552
Share of profit in subsidiaries	(4,554,504)	(6,578,897)	(9,370,537)
Share of profit in equity investment	(36,389)	(597,257)	(698,024)
Deferred income taxes	12,746	31,351
Gain on disposal of short-term investment	(15,043)
Impairment on investment in equity investees	1,400,000
Changes in assets and liabilities:
Amount due from subsidiaries	(300,000)	(9,800,000)
Prepayments and other current assets	649,507	389	(256,109)
Accrued expenses and other current liabilities	(535,723)	108,389	(513,883)
Amounts due to subsidiaries	(2,378)	345,341	1,574
Long-term liabilities	(125,311)	(125,354)	403,371
Net cash provided by operating activities	(272,207)	(9,032,333)	680,811
Investing activities:
Cash paid to acquire equity investees		3,550,003	6,205,000
Purchases of short-term investment		(2,992,343)
Disposal of short-term investment	3,007,386
Net cash used in investing activities	3,007,386	(6,542,346)	(6,205,000)
Financing activities:
Issuance cost of ordinary shares			(340,713)
Proceeds from exercise of share options	648,663	1,046,021	275,825
Repurchase of ordinary shares	(10,322,412)	(2,144,386)	(1,681,520)
Net cash used in financing activities	(9,673,749)	(1,098,365)	(1,746,408)
Effect of exchange rate changes on cash and cash equivalents	(594,033)	800,988	664,840
Net decrease in cash and cash equivalents	(7,532,603)	(15,872,056)	(6,605,757)
Cash and cash equivalents, beginning of the year	35,106,326	50,978,382	57,584,139
Cash and cash equivalents, end of the year	$ 27,573,723	$ 35,106,326	$ 50,978,382